Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted Earnings Per Share [Abstract]
Net income available to stockholders	$ 2,653	$ 1,108	$ 1,401
Effect of dilution	38	37	45
Diluted net income available to stockholders	$ 2,691	$ 1,145	$ 1,446
Weighted average number of common shares outstanding, basic, in shares	469	469	459
Weighted average number of common shares outstanding, in shares	22	20	28
Effect of dilutive share options, in shares	1	1	1
Weighted average number of common shares outstanding adjusted for the effects of dilution	492	490	488
Basic Earnings per share	$ 5.66	$ 2.37	$ 3.05
Diluted earnings per share	$ 5.47	$ 2.34	$ 2.96